Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD
At cost:
Office furniture and fittings	149,929	150,000	166,901	126,507
Office equipment	135,885	151,141	211,066	159,984
Leasehold improvements	9,732	9,732	10,260	7,777
Total	295,546	310,873	388,227	294,268
Accumulated depreciation	(245,559)	(275,511)	(309,959)	(234,942)
Loss of disposal of property and equipment	-	-	453	343
Property and equipment, net	49,987	35,362	78,721	59,669

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 amounted to S$12,886, S$29,952 and S$34,448 (US$26,111) respectively.

No impairment loss had been recognized for the years ended December 31, 2021, 2022 and 2023, respectively.